Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancellable Operating Lease Agreements

At June 30, 2016, the future minimum payments for the operating leases are as follows (in thousands):

Year Ending December 31,	Future Minimum Payments
The remainder of 2016	$561
2017	1,106
2018	963
2019	823

Total future minimum payments	$3,453

At December 31, 2015, the future minimum payments for the operating leases are as follows (in thousands):

Year Ended December 31,
2016	$1,113
2017	1,106
2018	963
2019	823

Total future minimum payments	$4,005